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                      Strategic Partners Opportunity Funds
                               Mid Cap Value Fund

                        Prospectus dated April 15, 2002
            Statement of Additional Information dated April 15, 2002

                              Focused Growth Fund
                               Focused Value Fund
                              New Era Growth Fund

                        Prospectus dated April 26, 2002
            Statement of Additional Information dated April 26, 2002
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                        Supplement dated October 9, 2002

   Effective July 30, 2002, the Trustees of Strategic Partners Opportunity Funds (the 'Trust'), unanimously adopted a resolution changing the Trust's fiscal year end to February 28 from July 31 of each year. The following references to the July 31 fiscal year end, as noted below, in each respective Fund's prospectus and Statement of Additional Information (SAI) are accordingly replaced with February 28:

Mid Cap Value Fund

   - Prospectus, page 3, footnote 4.

   - Prospectus, page 22, footnote 4.

   - SAI, page B-24, 'Class A Plan.'

   - SAI, page B-25, 'Fee Waivers/Subsidies.'

Focused Growth Fund
Focused Value Fund
New Era Growth Fund

   - Prospectus, page 8, footnote 1.

   - Prospectus, page 32, footnote 5.

   - SAI, page B-27, 'Class A Plan.'

   - SAI, page B-29, 'Fee Waivers/Subsidies.'

MFSP2002C4